INCOME TAX (Details Textual) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 04, 2016	Jul. 30, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Domestic Tax Authority [Member]
Operating Loss Carryforwards						$ 2.1
ISRAEL
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%			26.50%
ISRAEL | Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			23.00%	24.00%